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	OMB Number:	3235-0578
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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-04889

Tekla Healthcare Investors
(Exact name of registrant as specified in charter)

100 Federal Street, 19th Floor, Boston, MA		02110
(Address of principal executive offices)		(Zip code)

(Name and address of agent for service)

Registrant’s telephone number, including area code:		617-772-8500

Date of fiscal year end:	September 30

Date of reporting period:	12/31/17

Item 1.  Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

SHARES			VALUE

		CONVERTIBLE PREFERRED AND WARRANTS (a) (b) - 2.5% of Net Assets

		Biotechnology — 1.2%
3,266,667		Amphivena Therapeutics, Inc. Series B (Restricted) (c)	$4,900,001
35,000		Amphivena Therapeutics, Inc. Warrants (Restricted, expiration 12/26/2022) (c)	0
2,692,309		BioClin Therapeutics, Inc. Series A (Restricted)	1,750,001
1,039,811		BioClin Therapeutics, Inc. Series B (Restricted)	777,779
2,266,666		GenomeDx Biosciences, Inc. Series C (Restricted)	2,765,333
24,756		GenomeDx Biosciences, Inc. Warrants (Restricted, expiration 10/31/27)	0
210,000		Trillium Therapeutics, Inc. Series II (d)	1,533,000
			11,726,114
		Health Care Equipment & Supplies (Restricted) — 0.6%
3,364,723		AlterG, Inc. Series C	336,472
114,158		CardioKinetix, Inc. Series C	0
205,167		CardioKinetix, Inc. Series D	0
632,211		CardioKinetix, Inc. Series E	0
692,715		CardioKinetix, Inc. Series F	0
N/A	(e)	CardioKinetix, Inc. Warrants (expiration 12/11/19)	0
N/A	(e)	CardioKinetix, Inc. Warrants (expiration 6/03/20)	0
12,695		CardioKinetix, Inc. Warrants (expiration 8/15/24)	0
951,000		IlluminOss Medical, Inc. Series AA (c)	951,000
895,848		IlluminOss Medical, Inc. Junior Preferred (c)	895,848
71,324		IlluminOss Medical, Inc. Warrants (expiration 3/31/27) (c)	0
23,771		IlluminOss Medical, Inc. Warrants (expiration 11/20/27) (c)	0
4,720,000		Tibion Corporation Series B	0
3,750,143		Veniti, Inc. Series A (c)	2,250,086
1,881,048		Veniti, Inc. Series B (c)	1,185,060
1,031,378		Veniti, Inc. Series C (c)	763,220
			6,381,686
		Life Sciences Tools & Services (Restricted) — 0.5%
3,669,024		Labcyte, Inc. Series C	4,622,970
160,767		Labcyte, Inc. Series D	221,858
122,220		Labcyte, Inc. Series E	196,774
			5,041,602
		Pharmaceuticals (Restricted) — 0.2%
1,538,235		Milestone Pharmaceuticals, Inc. Series C (d)	2,099,998
			2,099,998
		TOTAL CONVERTIBLE PREFERRED AND WARRANTS (Cost $37,433,811)	25,249,400

The accompanying notes are an integral part of this Schedule of Investments.

PRINCIPAL AMOUNT		VALUE

	CONVERTIBLE AND NON-CONVERTIBLE NOTES - 0.1% of Net Assets

	Convertible Notes (Restricted)(a) — 0.1%

	Biotechnology — 0.1%
$262,500	Amphivena Therapeutics, Inc. Promissory Note , 6.00%, due 12/26/18 (c)	$262,500
148,536	GenomeDx Biosciences, Inc. Promissory Note, 8.00% due 4/30/2019	148,536
		411,036
	Health Care Equipment & Supplies — 0.0%
17,751	AlterG, Inc. Promissory Note, 6.00%, due 9/8/18	17,751
74,456	CardioKinetix, Inc. Promissory Note, 5.00%, due 7/31/18 (b)	0
95,083	IlluminOss Medical, Inc. Promissory Note, 8.00% due 12/31/2018 (c)	95,083
285,294	IlluminOss Medical, Inc. Promissory Note, 8.00% due 3/31/2018 (c)	285,294
		398,128
	TOTAL CONVERTIBLE NOTES	809,164

	Non-Convertible Notes (Restricted)(a) (b) — 0.0%

	Health Care Equipment & Supplies — 0.0%
342,899	Tibion Corporation Non-Cvt. Promissory Note, 0.00%, due 12/31/18	0
40,596	Tibion Corporation Non-Cvt. Promissory Note, 6.00%, due 04/17/18	0
	TOTAL NON-CONVERTIBLE NOTES	0
	TOTAL CONVERTIBLE AND NON-CONVERTIBLE NOTES (Cost $1,268,039)	809,164

SHARES

	COMMON STOCKS AND WARRANTS - 92.4% of Net Assets

	Biotechnology — 70.1%
119,074	AC Immune SA (b) (d)	1,524,147
170,671	ACADIA Pharmaceuticals Inc. (b)	5,138,904
515,115	Adverum Biotechnologies, Inc. (b)	1,802,902
349,902	Alexion Pharmaceuticals, Inc. (b)	41,844,780
144,072	Alkermes plc (b)	7,885,061
80,940	Alnylam Pharmaceuticals, Inc. (b)	10,283,427
664,303	Amarin Corporation plc (b) (f)	2,663,855
471,992	Amgen Inc.	82,079,409
344,156	Amicus Therapeutics, Inc. (b)	4,952,405
49,478	AveXis, Inc. (b)	5,475,730
26,170	BeiGene, Ltd. (b) (f)	2,557,332

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Biotechnology — continued
256,975	Biogen Inc. (b)	$81,864,526
341,175	BioMarin Pharmaceutical Inc. (b)	30,422,575
33,820	bluebird bio, Inc. (b)	6,023,342
512,276	Cascadian Therapeutics, Inc. (b)	1,895,421
736,940	Celgene Corporation (b)	76,907,058
52,600	Clovis Oncology, Inc. (b)	3,576,800
90,000	Coherus BioSciences, Inc. (b)	792,000
243,240	Cytokinetics, Inc. (b)	1,982,406
185,532	CytomX Therapeutics, Inc. (b)	3,916,581
189,601	Dermira, Inc. (b)	5,272,803
733	Eiger BioPharmaceuticals, Inc. Warrants (expiration 10/10/18) (a) (b)	0
320,750	Epizyme, Inc. (b)	4,025,412
272,948	Exelixis, Inc. (b)	8,297,619
34,200	Galapagos NV (b) (f)	3,206,592
1,142,842	Gilead Sciences, Inc.	81,873,201
67,448	Global Blood Therapeutics, Inc. (b)	2,654,079
359,901	Incyte Corporation (b)	34,086,224
174,191	Innoviva, Inc.	2,471,770
89,400	Ionis Pharmaceuticals, Inc. (b)	4,496,820
194,200	Lexicon Pharmaceuticals, Inc. (b)	1,918,696
336,567	Merus B.V. (b) (d)	6,515,937
280,000	Myovant Sciences Ltd. (b)	3,539,200
208,876	Natera, Inc. (b)	1,877,795
222,836	Neurocrine Biosciences, Inc. (b)	17,289,845
375,077	Ovid Therapeutics Inc. (b)	3,702,010
1,297,531	Pieris Pharmaceuticals, Inc. (b)	9,796,359
54,790	Pieris Pharmaceuticals, Inc., Series A Warrants (expiration 6/8/21) (a) (b)	211,489
27,394	Pieris Pharmaceuticals, Inc., Series B Warrants (expiration 6/8/21) (a) (b)	120,534
57,467	Protagonist Therapeutics, Inc. (b)	1,195,314
248,286	Ra Pharmaceuticals, Inc. (b)	2,110,431
121,134	Regeneron Pharmaceuticals, Inc. (b)	45,541,539
47,305	Sage Therapeutics, Inc. (b)	7,791,607
116,450	Sarepta Therapeutics, Inc. (b)	6,479,278
156,590	Seattle Genetics, Inc. (b)	8,377,565
40,018	TESARO, Inc. (b)	3,316,292
315,000	Trillium Therapeutics Inc. (b) (d)	2,299,500
102,919	Ultragenyx Pharmaceutical Inc. (b)	4,773,383
329,549	Vertex Pharmaceuticals Incorporated (b)	49,386,213
		696,216,168
	Health Care Equipment & Supplies — 2.5%
85,589	Abbott Laboratories	4,884,564
115,500	Alliqua BioMedical, Inc. (b)	211,365
160,000	Cercacor Laboratories, Inc. (Restricted) (a) (b)	352,673
53,950	DexCom, Inc. (b)	3,096,190

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	Health Care Equipment & Supplies — continued
77,194	IDEXX Laboratories, Inc. (b)	12,071,598
52,990	Nevro Corp. (b)	3,658,430
144,930	Quotient Limited (b)	717,404
10,735	TherOx, Inc. (Restricted) (a) (b)	215
		24,992,439
	Health Care Providers & Services — 2.4%
109,000	Acadia Healthcare Company, Inc. (b)	3,556,670
55,158	Centene Corporation (b)	5,564,339
40,464	Charles River Laboratories International, Inc. (b)	4,428,785
31,400	Henry Schein, Inc.	2,194,232
222,222	InnovaCare Health, Inc. (Restricted) (a) (b) (g)	484,444
34,977	UnitedHealth Group Inc.	7,711,029
		23,939,499
	Health Care Technology — 0.2%
122,500	Evolent Health, Inc. (b)	1,506,750
		1,506,750
	Life Sciences Tools & Services — 5.7%
178,017	Illumina, Inc. (b)	38,894,934
52,190	INC Research Holdings, Inc. (b)	2,275,484
64,920	PRA Health Sciences, Inc. (b)	5,912,264
52,912	Thermo Fisher Scientific Inc.	10,046,931
		57,129,613
	Pharmaceuticals — 11.5%
166,258	Acceleron Pharma Inc. (b)	7,055,990
542,153	Auris Medical Holding AG (b) (d)	320,141
637,200	Endo International plc (b) (d)	4,938,300
289,660	Foamix Pharmaceuticals Ltd. (b) (d)	1,740,857
17,398	GW Pharmaceuticals plc (b) (f)	2,296,710
88,386	Impax Laboratories, Inc. (b)	1,471,627
83,799	Jazz Pharmaceuticals plc (b)	11,283,535
187,100	Merck & Co., Inc.	10,528,117
941,720	Mylan N.V. (b)	39,844,173
99,211	Shire plc (f)	15,389,610
574,944	Tetraphase Pharmaceuticals, Inc. (b)	3,622,147
734,158	Teva Pharmaceutical Industries Ltd. (f)	13,912,294
292,700	TherapeuticsMD, Inc. (b)	1,767,908
		114,171,409
	TOTAL COMMON STOCKS AND WARRANTS (Cost $663,814,583)	917,955,878

The accompanying notes are an integral part of this Schedule of Investments.

SHARES		VALUE

	EXCHANGE TRADED FUND - 0.9% of Net Assets
105,000	SPDR S&P Biotech ETF	8,911,350
	TOTAL EXCHANGE TRADED FUND (Cost $7,403,543)	8,911,350

PRINCIPAL AMOUNT

	SHORT-TERM INVESTMENT - 3.5% of Net Assets
$34,919,000	Repurchase Agreement, Fixed Income Clearing Corp., repurchase value $34,919,000, 0.20%, dated 12/29/2017, due 01/02/18 (collateralized by U.S. Treasury Notes 3.63%, due 08/15/43, market value $35,621,753)	$34,919,000
	TOTAL SHORT-TERM INVESTMENT (Cost $34,919,000)	34,919,000
	TOTAL INVESTMENTS BEFORE MILESTONE INTEREST - 99.4% (Cost $744,838,976)	987,844,792

INTEREST

	MILESTONE INTERESTS (Restricted)(a) (b) - 0.6% of Net Assets

	Pharmaceuticals — 0.6%
1	Afferent Milestone Interest	2,824,703
1	Ethismos Research, Inc. Milestone Interest	0
1	Neurovance Milestone Interest	2,791,389
1	TargeGen Milestone Interest	593,371
	TOTAL MILESTONE INTERESTS (Cost $11,734,486)	6,209,463
	TOTAL INVESTMENTS - 100.0% (Cost $756,573,462)	994,054,255
	OTHER LIABILITIES IN EXCESS OF ASSETS - 0.0%	(291,984)
	NET ASSETS - 100%	$993,762,271

(a)	Security fair valued. See Investment Valuation and Fair Value Measurements.
(b)	Non-income producing security.
(c)	Affiliated issuers in which the Fund holds 5% or more of the voting securities (total market value of $11,588,092.
(d)	Foreign security.
(e)	Number of warrants to be determined at a future date.
(f)	American Depository Receipt
(g)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of this Schedule of Investments.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

(continued)

Investment Valuation

Shares of publicly traded companies listed on national securities exchanges or trading in the over-the-counter market are typically valued at the last sale price, as of the close of trading, generally 4 p.m., Eastern time. The Board of Trustees of the Fund (the Trustees) has established and approved fair valuation policies and procedures with respect to securities for which quoted prices may not be available or which do not reflect fair value. Convertible bonds, corporate and government bonds are valued using a third-party pricing service. Convertible bonds are valued using this pricing service only on days when there is no sale reported. Restricted securities of companies that are publicly traded are typically valued based on the closing market quote on the valuation date adjusted for the impact of the restriction as determined in good faith by the Tekla Capital Management LLC (the Adviser) using fair valuation policies and procedures approved by the Trustees described below. Non-exchange traded warrants of publicly traded companies are generally valued using the Black-Scholes model, which incorporates both observable and unobservable inputs. Short-term investments with a maturity of 60 days or less are generally valued at amortized cost, which approximates fair value.

Convertible preferred shares, warrants or convertible note interests in private companies, milestone interests, and other restricted securities, as well as shares of publicly traded companies for which market quotations are not readily available, such as stocks for which trading has been halted or for which there are no current day sales, or which do not reflect fair value, are typically valued in good faith, based upon the determination made by the Adviser pursuant to fair valuation policies and procedures approved by the Trustees.

The Adviser has a Valuation Sub-Committee comprised of senior management which reports to the Valuation Committee of the Board at least quarterly. Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs the Adviser considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company’s financial statements, the company’s products or intended markets or the company’s technologies; (iii) the price of the same or similar security negotiated at arm’s length in an issuer’s completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual terms. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. Significant unobservable inputs identified by the Adviser are often used in the fair value determination. A significant change in any of these inputs may result in a significant change in the fair value measurement. Due to the uncertainty inherent in the valuation process, such estimates of fair value may differ significantly from the values that would have been used had a ready market for the investments existed, and differences could be material. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of this Schedule of Investments.

Federal Income Tax Cost

At December 31, 2017, the cost of securities for Federal income tax purposes was $756,574,337. The net unrealized gain on securities held by the Fund was $237,479,918, including gross unrealized gain of $329,084,135 and gross unrealized loss of $91,604,217.

Other Transactions with Affiliates

An affiliate company is a company in which the Fund holds 5% or more of the voting securities. Transactions involving such companies during the period ended December 31, 2017 were as follows:

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

(continued)

Affiliated Companies	Begining Value as of September 30, 2017		Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on sale of Affiliated Comapnies	Change in Unrealized Appreciation/ Depreciation	Ending Value as of December 31, 2017		Shares as of December 31, 2017	Dividend Income from Affiliated Companies	Capital Gain Distributions from Affiliated Companies
Amphivena Therapeutics, Inc.	$4,900,001		$263,779	$—		$(1,279)	$5,162,501		3,564,167	$219
BioClin Therapeutics, Inc.	2,527,780		—	—	—	—	2,527,780	*	3,732,120	—
EBI Life Sciences, Inc.	18,854		—	—	(19,566)	712	—	*	—	—
Euthymics Biosciences, Inc.	—		—	—	(3,846,746)	3,846,746	—	*	—	—
IlluminOss Medical, Inc.	142,647	**	102,117	—	—	1,982,461	2,227,225		2,322,320	6,551
Veniti, Inc.	4,198,366		382	—	—	(382)	4,198,366		6,662,569	—
	$11,787,648		$366,278	$—	$(3,866,312)	$5,828,258	$14,115,872		16,281,176	$6,770	$—

*   Not an affiliate at December 31, 2017.

**   Not an affiliate at September 30, 2017.

Fair Value Measurements

The Fund uses a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels. Level 1 includes quoted prices in active markets for identical investments. Level 2 includes prices determined using other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.). The Independent pricing vendor may value bank loans and debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, and/or other methodologies designed to identify the market value for such securities and such securities are considered Level 2 in the fair value hierarchy. Level 3 includes prices determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). These inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For the period ended December 31, 2017, there was a transfer between Level 2 and 1 and no other transfers between Levels. The amount of transfers between Level 2 and Level 1 was $2,015,418.  The investment was transferred from Level 2 to Level 1 due to a removal of a trading restriction and the value is being supported by quoted prices.  The Fund accounts for transfers between Levels at the beginning of the period.

The following is a summary of levels used as of December 31, 2017 to value the Fund’s net assets.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

(continued)

Assets at Value	Level 1	Level 2	Level 3	Total
Convertible Preferred and Warrants
Biotechnology	$1,533,000		$10,193,114	$11,726,114
Health Care Equipment & Supplies	—		6,381,686	6,381,686
Life Sciences Tools & Services	—		5,041,602	5,041,602
Pharmaceuticals	—		2,099,998	2,099,998
Convertible and Non-Convertible Notes
Biotechnology	—		411,036	411,036
Health Care Equipment & Supplies	—		398,128	398,128
Common Stocks and Warrants
Biotechnology	695,884,145		332,023	696,216,168
Health Care Equipment & Supplies	24,639,551		352,888	24,992,439
Health Care Providers & Services	23,455,055		484,444	23,939,499
Health Care Technology	1,506,750		—	1,506,750
Life Sciences Tools & Services	57,129,613		—	57,129,613
Pharmaceuticals	114,171,409		—	114,171,409
Exchange Traded Fund	8,911,350		—	8,911,350
Short-term Investment	—	$34,919,000	—	34,919,000
Milestone Interest
Pharmaceuticals	—	—	6,209,463	6,209,463
Other Assets	—	—	690,469	690,469
Total	$927,230,873	$34,919,000	$32,594,851	$994,744,724

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

		Net Realized
		gain (loss) and			Net
		Change in	Cost of	Proceeds	transfers
	Balance as of	Unrealized	purchases	from sales	in	Balance as of
	September 30,	Appreciation	and	and	(out of)	December 31,
Investments in Securities	2017	(Depreciation)	conversions	conversions	Level 3	2017
Convertible Preferred and Warrants		0
Biotechnology	10,846,634	(656,906)	3,386	0	0	10,193,114
Health Care Equipment & Supplies	5,443,314	929,576	8,796	0	0	6,381,686
Life Sciences Tools & Services	5,041,602	0	0	0	0	5,041,602
Pharmaceuticals	2,099,998	(1,821)	1,821	0	0	2,099,998
Convertible and Non-Convertible Notes		0
Biotechnology	0	(155)	411,191	0	0	411,036
Health Care Equipment & Supplies	160,398	141,513	96,217	0	0	398,128
Pharmaceuticals	0	0	0	0	0	0
Common Stocks and Warrants
Biotechnology	248,469	83,265	289	0	0	332,023
Health Care Equipment & Supplies	350,125	2,698	65	0	0	352,888
Health Care Providers & Services	484,444	0	0	0	0	484,444
Milestone Interest
Pharmaceuticals	7,705,965	(1,496,502)	0	0	0	6,209,463
Other Assets	1,226,178	0	242,857	(778,566)	0	690,469
	33,607,127	(998,332)	764,622	(778,566)	0	32,594,851

Net change in unrealized appreciation (depreciation) from investments still held as of December 31, 2017						$(979,480)

The following is a quantitative disclosure about significant unobservable inputs used in the determination of the fair value of Level 3 assets.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

(continued)

	Fair Value at December 31, 2017	Valuation Technique	Unobservable Input	Range (Weighted Average)
Private Companies and Other Restricted Securities	$684,696	Income approach, Black-Scholes	Discount for lack of marketability	20% (20%)
	10,837,474	Probability - weighted expected return model	Discount rate Price to sales multiple	15.33%-79.93% (37.63%) 1.31x-9.05x (4.52x)
	14,281,676	Market approach, recent transaction	(a)	N/A
	484,444	Market Comparable	Discount for lack of marketability Price to earnings multiple	50% 17.00x
	6,306,561	Probability adjusted value	Probability of events Timing of events	10%-100% (56.51%) 0.25–7.50 (2.64 years)
$32,594,851

(a) The valuation technique used as a basis to approximate fair value of these investments is based upon subsequent financing rounds. There is no quantitative information to provide as these methods of measure are investment specific.

Private Companies and Other Restricted Securities

The Fund may invest in private companies and other restricted securities if these securities would currently comprise 40% or less of net assets. The value of these securities represented 3% of the Fund’s net assets at December 31, 2017.

At December 31, 2017, the Fund had commitments of $3,921,247 related to additional investments in four private companies.

The following table details the acquisition date, cost, carrying value per unit, and value of the Fund’s private companies and other restricted securities at December 31, 2017. The Fund on its own does not have the right to demand that such securities be registered.

TEKLA HEALTHCARE INVESTORS

NOTES TO SCHEDULE OF INVESTMENTS

DECEMBER 31, 2017

(Unaudited)

(continued)

Security (#)	Acquisition Date		Cost	Carrying Value per Unit	Value
Afferent Milestone Interest	7/27/16		$2,621,781	$2,824,703.00	$2,824,703
AlterG, Inc.
Series C Cvt. Pfd	4/12/13		2,056,506	0.10	336,472
Cvt. Promissory Note	9/8/17		17,755	100.00	17,751
Amphivena Therapeutics, Inc.
Series B Cvt. Pfd	7/17/17		4,901,017	1.50	4,900,001
Cvt. Promissory Note	12/26/17		262,500	100.00	262,500
Warrants (expiration 12/26/202	12/26/17		263	0.00	0
BioClin Therapeutics, Inc.
Series A Cvt. Pfd	1/19/16, 10/24/16		1,751,154	0.65	1,750,001
Series B Cvt. Pfd	3/3/17		777,779	0.75	777,779
CardioKinetix, Inc.
Series C Cvt. Pfd	5/22/08		2,379,300	0.00	0
Series D Cvt. Pfd	12/10/10		785,862	0.00	0
Series E Cvt. Pfd	9/14/11		1,804,729	0.00	0
Series F Cvt. Pfd	12/04/14		2,367,910	0.00	0
Cvt. Promissory Note	6/20/17		74,456	0.00	0
Warrants (expiration 12/11/19)	12/10/09, 2/11/10		177	0.00	0
Warrants (expiration 6/03/20)	6/03/10, 9/01/10		177	0.00	0
Warrants (expiration 8/15/24)	8/15/14		196	0.00	0
Cercacor Laboratories, Inc. Common	3/31/98		0	2.20	352,673
Ethismos Research, Inc. Milestone Interest	10/31/17		0	0.00	0
GenomeDx Biosciences, Inc.
Series C Cvt. Pfd	2/22/16		3,406,230	1.22	2,765,333
Cvt. Promissory Note	12/15/17		148,674	100.00	148,536
Warrants (expiration 10/31/27)	10/30/2017		26	0.00	0
IlluminOss Medical, Inc.
Series AA Cvt. Pfd	1/21/16		959,737	1.00	951,000
Junior Preferred Cvt. Pfd	1/21/16		3,466,233	1.00	895,848
Cvt. Promissory Note,	12/20/17		95,316	100.00	95,083
Cvt. Promissory Note	3/28/17		285,554	100.00	285,294
Warrants (expiration 3/31/27)	3/28/17		263	0.00	0
InnovaCare Health, Inc. Common	12/21/12	†	965,291	2.18	484,444
Labcyte, Inc.
Series C Cvt. Pfd	7/18/05		1,927,151	1.26	4,622,970
Series D Cvt. Pfd	12/21/12		102,965	1.38	221,858
Series E Cvt. Pfd	3/27/17		106,240	1.61	196,774
Milestone Pharmaceuticals, Inc.
Series C Cvt. Pfd	7/17/17		2,101,819	1.37	2,099,998
Neurovance Milestone Interest	3/20/17		4,913,269	2,791,389.00	2,791,389
TargeGen Milestone Interest	7/20/10		4,199,436	593,371.00	593,371
TherOx, Inc. Common	9/11/00, 7/8/05		3,582,705	0.02	215
Tibion Corporation
Series B Cvt. Pfd	2/23/11		1,302,544	0.00	0
Non-Cvt. Promissory Note	7/12/12		343,188	0.00	0
Non-Cvt. Promissory Note	4/12/13		40,596	0.00	0
Veniti, Inc.
Series A Cvt. Pfd	2/28/11		3,276,712	0.60	2,250,086
Series B Cvt. Pfd	5/24/13		1,726,774	0.63	1,185,060
Series C Cvt. Pfd	12/12/14		1,181,983	0.74	763,220
			$53,934,268		$31,572,359

(#) See Schedule of Investments and corresponding footnotes for more information on each issuer.

†    Interest received as part of a corporate action for a previously owned security.

Item 2.  Controls and Procedures.

(a.)                              The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is (i) accumulated and communicated to the investment company’s management, including its certifying officers, to allow timely decisions regarding required disclosure; and (ii) recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b.)                              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tekla Healthcare Investors

By (Signature and Title)	/s/ Daniel R. Omstead
Daniel R. Omstead, President

Date	2/23/18

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Laura Woodward
Laura Woodward, Treasurer

Date	2/23/18